LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INCOME (LOSS) PER SHARE

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Numerator
Net loss	$(5,136,441)	$(4,041,298)	$(14,796,351)	$(14,756,739)
Denominator
Weighted average number of common shares outstanding - basic and diluted	40,565,912	36,672,390	39,716,526	36,589,778
Basic and diluted loss per share	$(0.13)	$(0.11)	$(0.37)	$(0.40)